Discontinued Operations, Fixed Maturity Securities in Unrealized Loss Position (Details) - Discontinued Operations [Member] - Insurance Segment [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investments [Abstract]
Fair value, less than 12 months	$ 3,698	$ 25,612
Gross unrealized losses, less than 12 months	(386)	(372)
Fair value, 12 months or more	59	0
Gross unrealized losses, 12 months or more	(32)	0
Fair value, total	3,757	25,612
Gross realized losses, total	(418)	(372)
Recognized OTTI losses	0	0
U.S. Treasury and U.S. Government [Member]
Investments [Abstract]
Fair value, less than 12 months	3,698	4,304
Gross unrealized losses, less than 12 months	(386)	(34)
Fair value, 12 months or more	0	0
Gross unrealized losses, 12 months or more	0	0
Fair value, total	3,698	4,304
Gross realized losses, total	(386)	(34)
U.S. Tax-Exempt Municipal [Member]
Investments [Abstract]
Fair value, less than 12 months		4,285
Gross unrealized losses, less than 12 months		(25)
Fair value, 12 months or more		0
Gross unrealized losses, 12 months or more		0
Fair value, total		4,285
Gross realized losses, total		(25)
Corporate Bonds [Member]
Investments [Abstract]
Fair value, less than 12 months		10,306
Gross unrealized losses, less than 12 months		(193)
Fair value, 12 months or more		0
Gross unrealized losses, 12 months or more		0
Fair value, total		10,306
Gross realized losses, total		(193)
Mortgage and Asset-backed Securities [Member]
Investments [Abstract]
Fair value, less than 12 months	0	6,717
Gross unrealized losses, less than 12 months	0	(120)
Fair value, 12 months or more	59	0
Gross unrealized losses, 12 months or more	(32)	0
Fair value, total	59	6,717
Gross realized losses, total	$ (32)	$ (120)